UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Polar Securities Inc.
           --------------------------------------------------
Address:   372 Bay Street, 21st Floor
           --------------------------------------------------
           Toronto, Ontario M5H 2N9
           --------------------------------------------------
           Canada
           --------------------------------------------------

Form 13F File Number:      028-
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robyn Schultz
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     416-369-4453
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Robyn Schultz          Toronto, Ontario Canada         5/15/07
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        122
                                               -------------

Form 13F Information Table Value Total:        $400,736
                                               -------------
                                                (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                           FORM 13F INFORMATION TABLE



            COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
                                                           VALUE      SHRS OR   SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                 --------------   --------   --------   -------   ---  ---- ----------  --------  ----   ------  ----

AGCO                           NOTE 1.25%12/1   001084AM4    4,420    4,000,000 PRN        SOLE                4,000,000   0     0

AMERICREDIT CORP
  1.75% 15-Nov-23              NOTE 1.750%11/1  03060RAM3   11,769    9,000,000 PRN        SOLE                9,000,000   0     0

AMR CORP                       NOTE 4.50% 9/2   001765BA3    7,350    4,000,000 PRN        SOLE                4,000,000   0     0

ANIXER INTL INC                NOTE 7/0         035290AG0    8,039    8,000,000 PRN        SOLE                8,000,000   0     0

ARENA PHARMACEUTICALS INC      COM              040047102       24          200  SH  CALL  SOLE                      200   0     0

ARENA PHARMACEUTICALS INC      COM              040047102       26          200  SH   PUT  SOLE                      200   0     0

ARMSTRONG WORLD INDS INC NEW   COM              04247X102    1,082       21,286  SH        SOLE                   21,286   0     0

ATHEROGENICS                   COM              047439104       22        8,288  SH  CALL  SOLE                    8,288   0     0

ATHEROGENICS                   COM              047439104    3,003        7,375  SH        SOLE                    7,375   0     0

AUTOMATIC DATA PROCESSING IN   COM              053015103    6,529      134,900  SH        SOLE                  134,900   0     0

AVIS BUDGET GROUP              COM              53774105     4,699      172,000  SH        SOLE                  172,000   0     0

BANK OF MONTREAL QUE           COM              063671101       10           20  SH   PUT  SOLE                       20   0     0

BIRCH MTN RES LTD              COM              09066X109        2           50  SH   PUT  SOLE                       50   0     0

CACHE INC                      COM NEW          127150308    6,809      383,600  SH        SOLE                  383,600   0     0

CALGON CARBON CORP             COM              129603106    1,704      205,100  SH        SOLE                  205,100   0     0

CAPITAL ONE FINL CORP          COM              14040H105      166        2,200  SH        SOLE                    2,200   0     0

CAPITAL ONE FINL CORP          COM              14040H105      163        1,000  SH   PUT  SOLE                    1,000   0     0

CELADON GROUP INC              COM              150838100    3,617      216,600  SH        SOLE                  216,600   0     0

CHECKFREE CORP NEW             COM              162813109    9,465      255,200  SH        SOLE                  255,200   0     0

CHILDRENS PL RETAIL STORES I   COM              168905107    4,611       82,700  SH        SOLE                   82,700   0     0

CIENA CORP                     COM NEW          171779309    2,376       85,000  SH        SOLE                   85,000   0     0

CLEARPOINT BUSINES RES INC     COM              185061108    3,326      545,200  SH        SOLE                  545,200   0     0

COLD SPRING CAP INC            COM              192865103    1,337      237,100  SH        SOLE                  237,100   0     0

COLD SPRING CAP INC            *W EXP
                               11/11/2009       192865111        0      237,000  SH        SOLE                  237,000   0     0

COMCAST CORP NEW               CL A SPL         20030N200    9,773      383,700  SH        SOLE                  383,700   0     0

COMMUNITY BANKERS ACQUISITN    COM              20361R101    2,068      284,900  SH        SOLE                  284,900   0     0

COMMUNITY BANKERS ACQUISITN    *W EXP
                               06/04/2011       20361R119       61      112,100  SH        SOLE                  112,100   0     0

COSTCO COMPANIES INC           NOTE             22160QAC6    6,133    5,000,000 PRN        SOLE                5,000,000   0     0

COURTSIDE ACQUISITION CORP     COM              22274N102      857      154,900  SH        SOLE                  154,900   0     0

COURTSIDE ACQUISITION CORP    *W EXP 06/29/2009 22274N110       57      158,400  SH        SOLE                  158,400   0     0

CRYSTALLEX INTL CORP           COM              22942F101    2,113      570,961  SH        SOLE                  570,961   0     0

CUMBERLAND RES LTD             COM              23077R100      188       24,900  SH        SOLE                   24,900   0     0

DELL INC                       COM              24702R101    5,888      253,700  SH        SOLE                  253,700   0     0

DISNEY WALT CO                 NOTE 2.125% 4/1  254687AU0    6,053    5,000,000 PRN        SOLE                5,000,000   0     0

DRESS BARN INC                 NOTE 2.500%12/1  261570AB1   10,339    4,900,000 PRN        SOLE                4,900,000   0     0

ENCANA CORP                    COM              292505104        2          300  SH  CALL  SOLE                      300   0     0

ENERGY INFRASTRUCTURE ACQUI    COM              29269P109      444      522,400  SH        SOLE                  522,400   0     0

ENERGY INFRASTRUCTURE ACQUI    *W EXP
                               07/17/2010       29269P117    5,287      551,900  SH        SOLE                  551,900   0     0

ENERGY SERVICES ACQUISITION    COM              29271Q103    1,252      225,200  SH        SOLE                  225,200   0     0

ENERPLUS RES FD                UNIT TR G NEW    29274D604    1,081       22,200  SH        SOLE                   22,200   0     0

ENERSYS                        COM              29275Y102    1,960      114,100  SH        SOLE                  114,100   0     0

ENTERRA ENERGY TR              COM              29381P102      551      100,000  SH        SOLE                  100,000   0     0

EQUIFAX INC                    COM              294429105    8,023      220,100  SH        SOLE                  220,100   0     0

FIRST DATA CORP                COM              319963104    8,293      308,300  SH        SOLE                  308,300   0     0

FIRST ADVANTAGE CORP           CL A             31845F100    6,923      288,800  SH        SOLE                  288,800   0     0

FREEDOM ACQUISITION HLDGS IN   COM              35645F103        6          600  SH        SOLE                      600   0     0

FUNDTECH LTD                   COM              M47095100    5,041      366,330  SH        SOLE                  366,330   0     0

GENERAL FINANCE CORP           COM              369822101    3,857      508,900  SH        SOLE                  508,900   0     0

GENEVA ACQUISITION CORP        UNIT 99/99/9999  37185Y203    1,206      198,600  SH        SOLE                  198,600   0     0

GLOBAL LOGISTICS ACQUISITION   COM              379414105    1,280      166,200  SH        SOLE                  166,200   0     0

GOLDEN STAR RES LTD CDA        COM              38119T104      440      100,000  SH        SOLE                  100,000   0     0

GRANAHAN MCCOURT ACQ CORP      COM              385034103    1,390      184,100  SH        SOLE                  184,100   0     0

GREAT ATLANTIC & PAC TEA INC   COM              390064103    2,489       75,000  SH        SOLE                   75,000   0     0

GRUBB&ELLIS RLTY ADVISORS IN   *W EXP
                               02/27/2010       400096111       71      165,400  SH        SOLE                  165,400   0     0

GRUBB&ELLIS RLTY ADVISORS IN   COM              400096103    2,431      427,300  SH        SOLE                  427,300   0     0

HALLIBURTON                    NOTE 3.125%
                               7/15/2023        406216AM3    8,566    5,000,000 PRN        SOLE                5,000,000   0     0

HARBOR ACQUISITION CORPORATI   COM              41145X107    3,906      714,100  SH        SOLE                  714,100   0     0

HARBOR ACQUISITION CORPORATI   *W EXP
                               04/25/2010       41145X115      224      640,000  SH        SOLE                  640,000   0     0

HARVEST ENERGY TR              TRUST UNIT       41752X101        1          200  SH  CALL  SOLE                      200   0     0

HARVEST ENERGY TR              TRUST UNIT       41752X101       19        1,000  SH   PUT  SOLE                    1,000   0     0

HD PARTNERS ACQUISITION CORP   COM              40415K100    3,771      502,800  SH        SOLE                  502,800   0     0

HD PARTNERS ACQUISITION CORP   *W EXP
                               06/01/2010       40415K118      115      199,100  SH        SOLE                  199,100   0     0

HEALTHCARE ACQUISITION CP NE   COM              42224H104    1,954      264,400  SH        SOLE                  264,400   0     0

HUNT J B TRANS SVCS INC        COM              445658107    4,805      183,100  SH        SOLE                  183,100   0     0

IAMGOLDCORP                    COM              450913108        5          800  SH  CALL  SOLE                      800   0     0

INDIA GLOBALIZATION CAP INC    COM              45408X100    3,529      604,200  SH        SOLE                  604,200   0     0

INFORMATION SERVICES GROUP I   *W EXP 1/31/2011 45675Y112       54       85,600  SH        SOLE                   85,600   0     0

INFORMATION SERVICES GROUP I   COM              45675Y104      713       95,600  SH        SOLE                   95,600   0     0

INTERSIL CORP                  CL A             46069S109    4,895      184,800  SH        SOLE                  184,800   0     0

ISHARES TR                     MSCI EMERG MKT   464287234       61          500  SH        SOLE                      500   0     0

ISHARES TR                     RUSSELL          464287655       88        2,000  SH  CALL  SOLE                    2,000   0     0

JK ACQUISITION CORP            COM              47759H106    4,448      766,867  SH        SOLE                  766,867   0     0

JK ACQUISITION CORP            *W EXP 4/10/2010 47759H114      370      685,864  SH        SOLE                  685,864   0     0

JOURNAL COMMUNICATIONS INC     CL A             481130102    6,014      458,700  SH        SOLE                  458,700   0     0

LINCARE HLDGS INC              DBCV 3.000% 6/1  532791AB6    2,466    2,500,000 PRN        SOLE                2,500,000   0     0

LOCKHEED MARTIN CORP           DBCV 8/1         539830AP4   10,359    7,500,000 PRN        SOLE                7,500,000   0     0

MARATHON ACQUISITION CORP      COM              565756103      107       14,000  SH        SOLE                   14,000   0     0

MILLENIUM INDIA ACQS COM IN    *W EXP 7/19/2010 60039Q119        7        8,150  SH        SOLE                    8,150   0     0

MILLENIUM INDIA ACQS COM IN    COM              60039Q101    1,223      162,250  SH        SOLE                  162,250   0     0

NEUROCHEM INC                  COM              64125K101      736        2,295  SH  CALL  SOLE                    2,295   0     0

NEUROCHEM INC                  COM              64125K101      623        1,599  SH   PUT  SOLE                    1,599   0     0

NORTH AMERN INS LEADERS INC    *W EXP 3/21/2010 65687M112       46       90,500  SH        SOLE                   90,500   0     0

NORTH AMERN INS LEADERS INC    COM              65687M104    3,760      498,637  SH        SOLE                  498,637   0     0

NTR ACQUISITION CO             COM              629415100    2,125      233,300  SH        SOLE                  233,300   0     0

O2MICRO INTERNATIONAL LTD      SPONS ADR        67107W100    7,283      921,900  SH        SOLE                  921,900   0     0

OCEANAUT INC                   UNIT 01/01/2011  675227201    2,117      269,700  SH        SOLE                  269,700   0     0

ORTHOFIX INTL N V              COM              N6748L102    9,664      189,300  SH        SOLE                  189,300   0     0

OSI PHARMACEUTICALS INC        NOTE 2.000%12/1  671040AF0    6,375    5,000,000 PRN        SOLE                5,000,000   0     0

PANERA BREAD CO                CL A             69840W108    4,654       78,801  SH        SOLE                   78,801   0     0

PETRO-CDA                      COM              71644E102      903       20,000  SH        SOLE                   20,000   0     0

PRECISION DRILLING TR          TR UNIT          740215108       16          200  SH        SOLE                      200   0     0

RED ROBIN GOURMET BURGERS IN   COM              75689M101    5,971      153,800  SH        SOLE                  153,800   0     0

RENAISSANCE ACQUISITION CORP   COM              75966C305    1,102      200,000  SH        SOLE                  200,000   0     0

SPDR TR                        UNIT SER 1       78462F103      241        1,500  SH  CALL  SOLE                    1,500   0     0

SCHLUMBERGER LTD               DBCV 1.500% 6/0  806857AC2    9,563    5,000,000 PRN        SOLE                5,000,000   0     0

SCOPUS VIDEO NETWORKS LTD      SHS              M8260H106    3,072      557,600  SH        SOLE                  557,600   0     0

SELECTIVE INS GROUP INC        NOTE 1.616% 9/2  816300AB3    4,680    7,000,000 PRN        SOLE                7,000,000   0     0

SHANGHAI CENTURY ACQUISIT CO   SHS              G80637104    2,961      385,000  SH        SOLE                  385,000   0     0

SIRIUS SATELLITE RADIO INC     NOTE 3.250%10/1  82966UAD5    1,885    2,000,000 PRN        SOLE                2,000,000   0     0

SOHU COM INC                   COM              83408W103    3,502      163,400  SH        SOLE                  163,400   0     0

STAGE STORES                   COM NEW          85254C305    6,965      298,800  SH        SOLE                  298,800   0     0

STANDARD MICROSYSTEMS CORP     COM              853626109    4,984      163,200  SH        SOLE                  163,200   0     0

STAR MARITIME ACQUISITION CO   COM              85516E107    4,671      455,700  SH        SOLE                  455,700   0     0

STEIN MART INC                 COM              858375108    5,257      322,100  SH        SOLE                  322,100   0     0

MADDEN STEVEN LTD              COM              556269108    3,606      123,500  SH        SOLE                  123,500   0     0

SUNPOWER CORP                  COM CL A         867652109       24          500  SH   PUT  SOLE                      500   0     0

SYMANTEC CORP                  COM              871503108    8,991      519,700  SH        SOLE                  519,700   0     0

TESCO                          COM              88157K101      307       10,000  SH        SOLE                   10,000   0     0

TESORO CORP                    COM              881609101      502        5,000  SH        SOLE                    5,000   0     0

CHEESECAKE FACTORY INC         COM              163072101    4,701      176,400  SH        SOLE                  176,400   0     0

TORONTO DOMINION BK ONT        COM              891160509        7           20  SH   PUT  SOLE                       20   0     0

TRANSCANADA CORP               COM              89353D107      767       20,000  SH        SOLE                   20,000   0     0

TRANSCANADA CORP               COM              89353D107        6           20  SH   PUT  SOLE                       20   0     0

TRANSFORMA ACQUISITION GROUP   COM              89366E100      113       15,000  SH        SOLE                   15,000   0     0

TRIUMPH GROUP INC NEW          COM              896818101    4,488       81,100  SH        SOLE                   81,100   0     0

UNION STREET ACQ GROUP         *W EXP 02/05/201 908536113      111      182,200  SH        SOLE                  182,200   0     0

UNION STREET ACQ GROUP         COM              908536105    1,341      182,200  SH        SOLE                  182,200   0     0

UTI WORLDWIDE INC              COM              G87210103    2,458      100,000  SH        SOLE                  100,000   0     0

VERASUN ENERGY CORP            COM              92336G106    3,410      171,600  SH        SOLE                  171,600   0     0

VIACOM INC NEW                 CL B             92553P201    9,977      242,700  SH        SOLE                  242,700   0     0

VISHAY INTERTECHNOLOGY         NOTE 3.625% 8/0  928298AF5   11,091   11,000,000 PRN        SOLE               11,000,000   0     0

GRAINGER W W INC               COM              384802104    9,524      123,300  SH        SOLE                  123,300   0     0

YAHOO INC                      FRNT 4/0         984332AB2   12,350    8,000,000 PRN        SOLE                8,000,000   0     0
